Average Annual Total Returns (Vanguard Market Liquidity Fund Institutional)	Vanguard Market Liquidity Fund Vanguard Market Liquidity Fund - Investor Shares 9/1/2013 - 8/31/2014	Institutional Money Market Funds Average Vanguard Market Liquidity Fund Vanguard Market Liquidity Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.13%	none
Five Years	0.22%	0.10%
Since Inception	1.93%	1.69%